SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating cost and expenses:
Total operating cost and expenses	$ (103,625)	¥ (735,726)	¥ (1,254,280)	¥ (2,192,425)
Net income/(loss)	(23,258)	(165,120)	(138,390)	132,284
Net cash generated by/(used in) operating activities	(26,516)	(188,261)	(216,822)	(25,991)
Net cash (used in)/generated by investing activities	41,414	294,035	92,565	(513,795)
Net cash (used in)/generated by financing activities	(3,568)	(25,334)	(94,555)	(463)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,060	7,528	45,823	(19,763)
Net (decrease)/increase in cash, cash equivalents and restricted cash	12,390	87,968	(172,989)	(560,012)
Cash, cash equivalents and restricted cash at beginning of the year	64,331	456,743	629,732	1,189,744
Cash, cash equivalents and restricted cash at the end of the year	$ 76,721	544,711	456,743	629,732
Variable Interest Entity Primary Beneficiary Third Parties [Member]
Revenues:
Total revenues		316,382	349,259	513,299
Operating cost and expenses:
Total operating cost and expenses		(272,602)	(478,245)	(906,559)
Variable Interest Entity Primary Beneficiary Intra Group [Member]
Revenues:
Total revenues		91,657	229,562	501,168
Operating cost and expenses:
Total operating cost and expenses		(142,717)	(178,573)	(118,456)
Net cash generated by/(used in) operating activities		(453,916)	(698,690)	(497,190)
Net cash (used in)/generated by investing activities		118,831	60,000	(180,000)
Net cash (used in)/generated by financing activities		1,500	4,250
Variable Interest Entity, Primary Beneficiary [Member]
Revenues:
Total revenues		408,039	578,821	1,014,467
Operating cost and expenses:
Total operating cost and expenses		(415,319)	(656,818)	(1,025,015)
Net income/(loss)		(7,276)	(75,329)	164,950
Net cash generated by/(used in) operating activities		(238,689)	(47,258)	42,483
Net cash (used in)/generated by investing activities		127,859	65,216	(171,898)
Net cash (used in)/generated by financing activities		1,500	4,447	(1,198)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		301	1,127	(383)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(109,029)	23,532	(130,996)
Cash, cash equivalents and restricted cash at beginning of the year		156,374	132,842	263,838
Cash, cash equivalents and restricted cash at the end of the year		47,345	156,374	132,842
Variable Interest Entity Primary Beneficiary External Parties [Member]
Operating cost and expenses:
Net cash generated by/(used in) operating activities		215,227	651,432	539,673
Net cash (used in)/generated by investing activities		9,028	5,216	8,102
Net cash (used in)/generated by financing activities			¥ 197	¥ (1,198)